Goodwill and Intangible Assets and Acquisition of Intermeccanica (Tables)	12 Months Ended
Dec. 31, 2018
Acquisition of Intermeccanica [Abstract]
Schedule of consideration paid for Intermeccanica
Fair value of purchase consideration at October 18, 2017
Cash	$1,000,000
Promissory note	1,500,000
Total consideration	$2,500,000

Fair value amounts of identifiable assets acquired and liabilities assumed
Cash	$59,449
Receivables	65,565
Prepaid expenses	12,848
Inventory	188,811
Plant and equipment	24,282
Intangible assets:
Customer relationships	87,000
Contracted backlog	23,000
Non-compete covenants	25,000
Trade name	423,000
Trades payable and accrued liabilities	(91,025)
Customer deposits	(167,236)
Shareholder loans	(43,538)
Deferred income tax	(149,794)
Total net identifiable assets	457,362
Goodwill and other intangible assets	2,042,638
Total	$2,500,000

Schedule of goodwill and other intangible assets
	December 31, 2018	December 31, 2017
Identifiable intangibles on acquisition of Intermeccanica	$529,067	$558,000
Goodwill on acquisition of Intermeccanica	699,844	699,844
Other intangibles	10,212	2,170
	$1,239,123	$1,260,014